Employees - Summary of Average Employee Numbers (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of average number of employees [Line Items]
Average employee numbers	86	83	82
Average employee numbers seconded to joint ventures and associates	2	3	3
Integrated Gas
Disclosure of average number of employees [Line Items]
Average employee numbers	11	10	9
Upstream
Disclosure of average number of employees [Line Items]
Average employee numbers	14	14	14
Oil Products
Disclosure of average number of employees [Line Items]
Average employee numbers	34	32	35
Chemicals
Disclosure of average number of employees [Line Items]
Average employee numbers	2	4	4
Corporate
Disclosure of average number of employees [Line Items]
Average employee numbers	25	23	20